Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statements of Comprehensive Income (Loss)
Consolidated net income (loss)	$ 9,242	$ (13,452)	$ (28,216)
Other comprehensive income:
Gain on minimum pension liability, net of tax of $0	1,188	339	897
Total other comprehensive income	1,188	339	897
Comprehensive income (loss)	10,430	(13,113)	(27,319)
Comprehensive income attributable to noncontrolling interest	414	308	432
Comprehensive income (loss) attributable to Universal Hospital Services, Inc. and Subsidiaries	$ 10,016	$ (13,421)	$ (27,751)